Operating expenses (Schedule of detailed information about components of general and administrative expenses) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	$ 155,504	$ 154,007	$ 197,208
General and administrative [Member]
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	86,186	49,702	56,720
Rent and occupancy [Member]
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	15,536	37,153	64,647
Office insurance [Member]
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	753	2,024	26,812
Investor relations, listing and filing fees [Member]
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	53,029	49,537	49,029
Loss on settlement of accounts payable [Member]
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	$ 0	$ 15,591	$ 0